Revenue - Summary Of Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract With Customer, Asset [Roll Forward]
Beginning balance	$ 62,951	$ 41,260
Increase of contract assets due to new business generation	110,532	87,990
Adjustment of contract assets due to estimation of revenue from performance obligations satisfied in previous periods	(1,640)	4,857
Receivables transferred from contract assets upon billing the lending institutions	(43,661)	(34,746)
Payments received from insurance carriers	(38,840)	(36,410)
Ending balance	89,342	62,951
Profit Share
Contract With Customer, Asset [Roll Forward]
Beginning balance	57,367	37,734
Increase of contract assets due to new business generation	62,032	48,181
Adjustment of contract assets due to estimation of revenue from performance obligations satisfied in previous periods	(1,640)	4,857
Receivables transferred from contract assets upon billing the lending institutions	0	0
Payments received from insurance carriers	(34,582)	(33,405)
Ending balance	83,177	57,367
TPA Fee
Contract With Customer, Asset [Roll Forward]
Beginning balance	575	438
Increase of contract assets due to new business generation	4,505	3,142
Adjustment of contract assets due to estimation of revenue from performance obligations satisfied in previous periods	0	0
Receivables transferred from contract assets upon billing the lending institutions	0	0
Payments received from insurance carriers	(4,258)	(3,005)
Ending balance	822	575
Program Fee
Contract With Customer, Asset [Roll Forward]
Beginning balance	5,009	3,088
Increase of contract assets due to new business generation	43,995	36,667
Adjustment of contract assets due to estimation of revenue from performance obligations satisfied in previous periods	0	0
Receivables transferred from contract assets upon billing the lending institutions	(43,661)	(34,746)
Payments received from insurance carriers	0	0
Ending balance	$ 5,343	$ 5,009